Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ 126,273,050	$ 17,639,349	¥ 12,288,585
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,863,369	539,682	2,413,427
Reversal of credit losses	(258,607)	(36,125)	(3,799,355)
Stock compensation expenses	22,189,939	3,099,760
Deferred income tax			932,125
Loss (gain) from short-term investments-unrealized	(17,572,860)	(2,454,790)	39,716,654
Loss from disposal of property and equipment			1,876
Gain from deconsolidation of subsidiaries	(12,296,928)	(1,717,784)	(1,416,187)
Amortization of operating lease right-of-use assets	544,125	76,010	552,744
Change in operating assets and liabilities:
Accounts receivables	454,689	63,516	2,895,826
Prepaid services fees	(889,985)	(124,324)	(7,561,344)
Other receivables and prepaid expenses	(23,379,909)	(3,265,989)	(738,080)
Prepaid expense and other assets			16,064
Accounts payable	(2,530,033)	(353,426)	(6,761,582)
Other payables and accrued liabilities	116,532,295	16,278,643	108,701,238
Advance from customers	(974,415)	(136,118)	3,404,887
Operating lease liabilities	(529,788)	(74,007)	(531,983)
Taxes payable	2,244,422	313,528	115,435
Net cash provided by operating activities	213,669,364	29,847,925	150,230,330
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of short-term investments	134,741,741	18,822,359	294,549,955
Purchases of property and equipment	(4,956)	(692)	(3,294)
Purchases of short-term investments	(528,662,610)	(73,850,000)	(513,094,694)
Gain from short-term investment-realized	29,784,104	4,160,605
Cash received from disposal of subsidiary	2,977,491	415,932
Net cash used in investing activities	(361,164,230)	(50,451,796)	(218,548,033)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan – banking facility	25,000,000	3,492,303	13,140,000
Payments to banking facility	(10,000,000)	(1,396,921)	(8,785,714)
Proceeds from related party loans			1,823,537
Repayments to related party loans			(17,710,000)
Cash received from issuance of shares to noncontrolling interests	775,558,013	108,339,342	152,355,165
Issuance of convertible notes	263,436,480	36,800,000	145,743,060
Net cash provided by financing activities	1,053,994,493	147,234,724	286,566,048
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(17,020,862)	(2,377,680)	(53,718,921)
CHANGE IN CASH AND CASH EQUIVALENTS	889,478,765	124,253,173	164,529,424
CASH AND CASH EQUIVALENTS, beginning of period	1,070,513,011	149,542,230	338,175,706
CASH AND CASH EQUIVALENTS, end of period	1,959,991,776	273,795,403	502,705,130
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	11,613	1,622	457,941
Cash paid for interest	759,480	106,093	386,850
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for Operating lease liabilities - current			707,265
Shares converted from convertible notes payable	¥ (897,330,510)	$ (125,350,000)